REVENUE - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 1,206		$ 1,206		$ 1,368
Revenues relating to contract liabilities outstanding	118	$ 125	415	$ 440
Transaction price allocated to remaining performance obligations	$ 1,900		$ 1,900